SHARE CAPITAL AND RESERVES - LTIP RSU and DSU outstanding (Details) - LTIP RSU and DSU - EquityInstruments	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs and DSUs outstanding	199,771	289,173	0
October 19, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs and DSUs outstanding	124,385
February 26, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs and DSUs outstanding	16,851
May 27, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs and DSUs outstanding	9,375
August 27, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs and DSUs outstanding	16,125
November 26, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs and DSUs outstanding	33,035